UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     May 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $292,736 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      311     5800 SH       SOLE                     5800
American Express               COM              025816109     1829    35636 SH       SOLE                    35636
Amgen Inc                      COM                            1229    28430 SH       SOLE                    28430
Anheuser-Busch                 COM              035229103    17075   343627 SH       SOLE                   343627
AT&T                           COM              001957109      766    19180 SH       SOLE                    19180
Bank of New York               COM              064057102      370     8200 SH       SOLE                     8200
Bed Bath & Beyond              COM                            2447    72675 SH       SOLE                    72675
Berkshire Hathaway Cl A 1/100t COM                             268      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    77965    17481 SH       SOLE                    17481
BP PLC ADR                     COM              055622104      259     3600 SH       SOLE                     3600
Cadbury Schweppes Plc          COM                             664    14600 SH       SOLE                    14600
Central Fund of Canada Cl A                     153501101    13174  1119295 SH       SOLE                  1119295
Chevron                        COM              166764100      380     4000 SH       SOLE                     4000
cisco Systems                  COM              17275R102      337    12625 SH       SOLE                    12625
Citigroup                      COM              172967101      205     7900 SH       SOLE                     7900
Coca Cola                      COM              191216100    17447   295268 SH       SOLE                   295268
Coldwater Creek                COM                             119    21250 SH       SOLE                    21250
ConocoPhillips                 COM              20825C104     1243    14350 SH       SOLE                    14350
Dell Inc                       COM              247025109      196    10250 SH       SOLE                    10250
Diageo PLC ADR                 COM                            1333    16100 SH       SOLE                    16100
Dominion Resources Black Warri COM              25746Q108     4891   211275 SH       SOLE                   211275
Dover Corporation              COM                             423     8300 SH       SOLE                     8300
Dow Chemical                   COM              260543103      222     5500 SH       SOLE                     5500
Duke Energy                    COM              264399106      297    15900 SH       SOLE                    15900
E*Trade Group                  COM                             312    74400 SH       SOLE                    74400
Express Scripts                COM              302182100      214     3000 SH       SOLE                     3000
Exxon Mobil                    COM              30231G102     6426    71641 SH       SOLE                    71641
Ford Motor II 6.5% Cv Pfd                       345395206      208     5625 SH       SOLE                     5625
General Electric               COM              369604103     6147   185583 SH       SOLE                   185583
Hershey Foods Corp             COM                            2953    77065 SH       SOLE                    77065
Hewlett-Packard                COM              428236103      312     6500 SH       SOLE                     6500
Home Depot                     COM              437076102     8549   286191 SH       SOLE                   286191
Honeywell Intl                 COM              438516106      478     7874 SH       SOLE                     7874
Int'l Business Machines        COM              459200101     1347    10896 SH       SOLE                    10896
Intel                          COM              458140100      235    10100 SH       SOLE                    10100
Johnson & Johnson              COM              478160104    16871   248798 SH       SOLE                   248798
Kimberly-Clark                 COM              494368103      201     3100 SH       SOLE                     3100
Kraft Foods Cl A               COM                             442    13842 SH       SOLE                    13842
Lilly Eli & Company            COM              532457108     2779    55900 SH       SOLE                    55900
Lowe's Companies               COM              548661107     3606   137260 SH       SOLE                   137260
M&T Bank                       COM                            1249    12875 SH       SOLE                    12875
Mattel Inc                     COM                            1205    62950 SH       SOLE                    62950
McDermott Int'l                COM              580037109      418     8050 SH       SOLE                     8050
McDonalds Corp                 COM              580135101     2943    48304 SH       SOLE                    48304
Merck & Co                     COM              589331107    14784   379551 SH       SOLE                   379551
Microsoft                      COM              594918104      270     9200 SH       SOLE                     9200
Moody's Corporation            COM              615369105     8897   230555 SH       SOLE                   230555
Pepsico                        COM              713448108     2008    29319 SH       SOLE                    29319
Pfizer Incorporated            COM              717081103     3015   147511 SH       SOLE                   147511
Philip Morris Int'l            COM                             213     4191 SH       SOLE                     4191
PNC Financial Services         COM              693475105      818    11400 SH       SOLE                    11400
Procter & Gamble               COM              742718109     4854    72414 SH       SOLE                    72414
Royal Dutch Shell ADR          COM                             343     4300 SH       SOLE                     4300
Sabine Royalty Trust           COM              785688102      221     4425 SH       SOLE                     4425
Schering CvPfd 6%(CR 7.421-9.0                  806605705     5365    29260 SH       SOLE                    29260
Schering Plough                COM              806605101     5306   281502 SH       SOLE                   281502
Schlumberger                   COM              806857108      246     2500 SH       SOLE                     2500
Southern Company               COM              842587107      244     6600 SH       SOLE                     6600
Texas Instruments              COM              882508104      334    11284 SH       SOLE                    11284
Trinity Inds                   COM                             744    22075 SH       SOLE                    22075
U S Bancorp                    COM              902973304    13641   390523 SH       SOLE                   390523
USG Corp                       COM              903293405    15529   419253 SH       SOLE                   419253
Wachovia Corp                  COM              929903102      768    25559 SH       SOLE                    25559
Wachovia DEPs                  PFD                               0    30300 SH       SOLE                    30300
Wells Fargo & Co               COM              949746101    11026   353620 SH       SOLE                   353620
Wyeth                          COM              983024100      291     6400 SH       SOLE                     6400
YUM! Brands                    COM              895953107      628    15400 SH       SOLE                    15400
Zimmer Holdings                COM                            2846    37780 SH       SOLE                    37780